Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	msft
Document Creation Date	dei_DocumentCreationDate	Mar. 03, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 03, 2021
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Catalyst/Lyons Tactical Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catalyst/Lyons Tactical Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MUTUAL FUND SERIES TRUST

Catalyst/Lyons Tactical Allocation Fund

Class A: CLTAX Class C: CLTCX Class I: CLTIX

(the “Fund”)

March 3, 2021

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2020, as supplemented.

Effective on or about May 26, 2021, the Fund’s investment objective will change to the following:

“The Fund’s investment objective is to seek long-term capital appreciation.”

The first sentence in the first paragraph of the sections of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst/Lyons Tactical Allocation Fund - Principal Investment Strategies”, and the Fund’s Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES – Catalyst/Lyons Tactical Allocation Fund” are replaced with the following:

“The Fund seeks to achieve its investment objective by combining a tactical allocation process intended to offer downside protection during significant market declines, with individual stock selection.”

The fourth sentence in the third paragraph of the sections of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst/Lyons Tactical Allocation Fund - Principal Investment Strategies”, and the Fund’s Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES – Catalyst/Lyons Tactical Allocation Fund” are replaced with the following:

“The Fund invests in U.S. listed mid-cap, large-cap and mega-cap companies.”

The second paragraph of the section of the Fund’s Prospectus entitled “NON-PRINCIPAL INVESTMENT STRATEGY” is replaced with the following:

“Catalyst/Lyons Tactical Allocation Fund

Option hedging is used to address short-term market risk while allocated to equities. Hedging is executed using index options and is determined by a combination of technical factors and market events that may be anticipated to cause short-term declines in equity markets. Additionally, hedging is conducted immediately following an allocation change between equities and fixed income, and is intended to offset the risk of whipsaw from an adverse market movement against an allocation shift. Shifts are expected to occur infrequently and in highly volatile market environments. The potential exists for the market to move in the opposite direction of the Fund’s allocation shifts in the months immediately following (e.g. market rally after shifting to defense, and vice versa). At the time of an allocation change between stocks and bonds, the Sub-Advisor may purchase calls (following a defensive shift) or puts (after re-entering stocks). Due to the low frequency of allocation shifts and the imposed use constraints, hedging will be limited in frequency, scope and cost.”

* * * * *

You should read this Supplement in conjunction with the current Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, dated November 1, 2020, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.